Expense Example	Mar. 30, 2026 USD ($)
Medalist Partners MBS Total Return Fund | Medalist Partners MBS Total Return Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 314
Expense Example, with Redemption, 3 Years	555
Expense Example, with Redemption, 5 Years	815
Expense Example, with Redemption, 10 Years	1,558
Medalist Partners MBS Total Return Fund | Medalist Partners MBS Total Return Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Medalist Partners MBS Total Return Fund | Medalist Partners MBS Total Return Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
Medalist Partners Short Duration Fund | Medalist Partners Short Duration Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	336
Expense Example, with Redemption, 10 Years	751
Medalist Partners Short Duration Fund | Medalist Partners Short Duration Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	$ 1,050